Accounting Policies - Goodwill (FY) (Details) $ in Thousands	3 Months Ended			6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Oct. 01, 2024 USD ($)	Dec. 31, 2024 reporting_unit
Accounting Policies [Abstract]
Number of reporting units | reporting_unit							1
Goodwill impairment | $	$ 113,344	$ 0	$ 0	$ 346,557	$ 0	$ 0